Share Capital	12 Months Ended
Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
SHARE CAPITAL
NOTE 11:-	SHARE CAPITAL

a.	Ordinary shares:

The share capital as of December 31, 2018 and 2017 is composed of ordinary shares of NIS 0.01 ($0.002 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) par value as follows:

	Number of ordinary shares		Number of ordinary shares
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	December 31, 2018		December 31, 2017

Ordinary shares	200,000,000	23,491,948	100,000,000	21,737,263

On November 29, 2018, as part of the special general meeting of the shareholders’, the authorized ordinary shares were increased by an additional 100,000,000 ordinary shares of NIS 0.01 ($0.002 based on the exchange rate of $1.00 / NIS 3.748 in effect as of December 31, 2018) par value.

b.	Issuance of ordinary shares:

1.	Between January and October 2016, as part of the Private Placement, the Company issued 374,001 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per ordinary share. The Company received aggregate net proceeds of $561,000 from the sale of such units, net of issuance costs of $9,709. The warrants may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions such as “change in control” as defined in the warrant agreement. The warrants are exercisable on a cashless basis under certain circumstances.

In accordance with ASC 815, warrants in the amount of $183,260 (the Company used the following assumptions: 0% dividend yield, 68.11% expected volatility, 1.14% risk free rate and 5 expected life in years) were recorded as liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2018 and 2017, the fair value of the warrants amounted to $187 and $144,931, respectively.

2.	On July 7, 2016, the board approved an internal equity investment round in an aggregate amount of up to $900,000 at a price per ordinary share of $0.75, to be raised from existing shareholders. The investment round resulted in the issuance of 860,000 ordinary shares in consideration for an aggregate investment amount of $645,000.

In connection with the conversion of the Additional Notes, as discussed in note 8a, the Company issued 274,667 ordinary shares in July 2016.

3.	In February 2017, the Company issued 53,333 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per ordinary share. The Company received aggregate net proceeds of $80,000 from the sale of such units. The warrants may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions such as “change in control” as defined in the warrant agreement. The warrants are exercisable on a cashless basis under certain circumstances.

In accordance with ASC 815, warrants in the amount of $26,296 (the Company used the following assumptions: 0% dividend yield, 71.39% expected volatility, 2.10% risk free rate and 4.1 expected life in years) were recorded as a liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2018 and 2017, the fair value of the warrants amounted to $66 and $24,344, respectively.

4.

During 2017 the Company issued 60,000 ordinary shares and 50,000 ordinary shares under several consulting agreements. The value of the ordinary shares of $110,810 was recognized as expense over the service period.

According to agreement additional 60,000 ordinary shares were to be issued in August 2017 but were issued in January 2018, the proportional ordinary share of the service in the amount of $50,000 was recorded as expense against additional paid in capital during 2017 and the remainder during 2018.

5.	In December 2017 the Company issued 75,000 ordinary shares to service provider of the Company. 37,500 ordinary shares vested immediately, the remaining ordinary shares shall vest during 2018 every 60 days according to the vesting schedule set forth in the agreements. The value of the ordinary shares of $75,000 was recognized as expense over the service period, half of it during 2017 and the remainder during 2018.

6.	In December 2017 the Company issued 6,560,471 to the former owners of Digiflex as part of the merger agreement, refer to Note 3.

7.	In addition, the Company issued to new investor and some of the former owners of Digiflex 333,333 units at a price of $1.50 per unit. Each unit consists of (i) one ordinary share and (ii) a five-year warrant to purchase one ordinary share at an exercise price of $1.50 per ordinary share. The Company received aggregate net proceeds of $500,000 from the sale of such units. In accordance with ASC 815, warrants in the amount of $165,685 (the Company used the following assumptions: 0% dividend yield, 68.59% expected volatility, 2.19% risk free rate and 4.92 expected life in years) were recorded as a liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2018 and 2017, the fair value of the warrants amounted to $944 and $162,624, respectively.

8.	On December 27, 2017, the Company entered into a Share Purchase Agreement with Jet CU as supplemented by that certain Supplement to Share Purchase Agreement dated January 3, 2018, pursuant to which the Company received aggregate gross proceeds of $992,615 from Jet CU ($600,000 out of this amount was received during December 2017 and was recorded as receipt on account of ordinary shares and warrants within the non-current liabilities as of December 31, 2017) in exchange for 992,615 ordinary shares and 300,000 warrants to purchase 300,000 Ordinary Shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years.

The warrants may be redeemed by their holders, without the control of the Company, upon the occurrence of certain fundamental transactions such as “change in control” as defined in the warrant agreement. The warrants are exercisable on a cashless basis under certain circumstances. In accordance with ASC 815, warrants in the amount of $205,845 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.25% risk free rate and 5 expected life in years) were recorded as a liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2018, the fair value of the warrants amounted to $4,626.

9.	In January 2018 the Company issued a five-year warrant to purchase 11,111 ordinary shares to a vendor as a finders’ fee compensation. In accordance with ASC 815, those warrants in the amount of $5,100 (the Company used the following assumptions: 0% dividend yield, 59.69% expected volatility, 2.13% risk free rate and 4.75 expected life in years) were recorded as a liability. The Company measures the warrants at fair value by using the Black-Scholes option pricing model in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company’s statement of operations as financial expense (income), net. As of December 31, 2018, the fair value of the warrants amounted to $18.

10.	In January 2018 the Company issued 65,000 ordinary shares to one of the Company’s service provider. The company recorded an expense of $65,000 during the year ended December 31, 2018 in connection with the issuance of those ordinary shares.

11.	Between February and November 2018, the Company issued 68,750 ordinary shares to one of the Company’s service provider. The company recorded an expense of $45,338 during the year ended December 31, 2018 in connection with the issuance of those ordinary shares.

12.	In June 2018 the Company entered into Share Purchase Agreements with existing shareholders, pursuant to which the Company received aggregate gross proceeds of $175,000 in exchange for the issuance of an aggregate of 175,000 ordinary shares and warrants to purchase an aggregate amount of 466,667 ordinary shares at an exercise price of $0.50 per ordinary share. The warrants may be exercised, in whole or in part, for a period of five (5) years. Those warrants were classified as equity.

13.	In July 2018 the Company entered into a one-year consulting agreement with one of its service providers for a compensation of issuance 200,000 ordinary shares. The Company issued 100,000 ordinary shares in July 2018, additional 50,000 in October 2018 and the remainder 50,000 in January 2019. The Company record the expense over the service period and recorded $63,638 as an expense for the year ended December 31, 2018.

c.	Rights of ordinary shares:

Ordinary shares confer upon their holders the rights to elect all of the directors of the Company, to participate and vote in the general meetings of the Company, to receive dividends, if and when declared, subject to the payment in full of all preferential dividends to which the holders of the Preferred Share are entitled under the Company’s articles of association and to participate in the distribution of the surplus assets and funds of the Company in the event of liquidation, subject to the liquidation preference of the Preferred Shares (if any). Each ordinary share entitles its holder to one vote on all matters submitted to a vote of the Company’s shareholders.

d.	Stock option plan:

Under the Company’s 2010 option plan, options may be granted to officers, directors, employees, consultants and service providers of the Company.

The vesting period of the options is subject for Board approval and can vary from grant to grant. Options vest over a period of zero to three years from date of grant. Any options that are cancelled or forfeited before expiration become available for future grants. The options may be exercised for a period of seven years from grant.

The total number of ordinary shares available for future grants as of December 31, 2018 was 1,461,241.

A summary of the Company’s stock option activities and related information for the year ended December 31, 2018, is as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic-value

Outstanding as of January 1, 2018	1,429,713	$0.63
Granted	706,365	0.36
Exercised	(64,631)	0.02
Options forfeited	(357,408)	$1.01

Outstanding as of December 31, 2018	1,714,039	$0.63	6.08	$25,519

Exercisable as of December 31, 2018	793,486	$0.75	4.85	$25,519

The options granted to officers, directors, employees, consultants and service providers of the Company which were outstanding as of December 31, 2018 have been classified into exercise prices as follows:

	Outstanding		Exercisable
Exercise price	Number of options	Weighted average remaining contractual life (years)	Number of options	Weighted average remaining contractual life (years)

(*)	230,425	4.4	230,425	4.4
$0.03	22,565	8.7	22,565	8.7
0.27	611,500	6.8	53,600	6.9
0.34	8,020	5.1	8,020	5.1
0.45	63,097	1.7	63,097	1.7
0.92	743,753	6.4	381,100	6.3
4.72	1,068	3.2	1,068	3.2
5.05	2,769	3.2	2,769	3.2
5.73	29,981	3.3	29,981	3.3
$6.23	861	6.5	861	6.5
	1,714,039		793,486

(*)	Represents an amount lower than $0.01.

As of December 31, 2018, the total compensation cost related to options granted to employees, consultants and service providers, not yet recognized, amounted to $229,268 and is expected to be recognized over a weighted average period of 0.96 years.

e.	Stock based compensation were recorded as follows:

	Year Ended December 31,
	2018	2017	2016

Cost of revenues	$-	$-	$(99)
Research and Development	36,723	17,956	8,828
Sales and Marketing	14,837	9,747	7,220
General and Administrative	102,430	108,431	36,440

	$153,990	$136,134	$52,389

f.	The Company’s outstanding warrants classified as equity as of December 31, 2018 are as follows:

Outstanding	Issuance year	Exercise price			Exercisable through

117,209	2009	$	(*	)	Exit event	Refer to Note 9b
59,384	2013		0.92		2023	(***)
32,964	2014		1.50		(**)	(***)
170,000	2018		0.50		2023	Refer to Note 8d
600,000	2018		0.50		2023	Refer to Note 8e
466,667	2018		$0.50		2023	Refer to Note 11b7

1,446,224

(*)	Represents an amount lower than $0.01
(**)	The earlier of: 5 years from the issuance date or the consummation of a PO or Merger and Acquisition (“M&A”) Transaction.
(***)	Issued in connection with 2014 and 2013 arrangements.

All warrants are exercisable to ordinary shares. The exercise price of the warrants and the number of ordinary shares issuable thereunder is subject to standard anti-dilution features, including dividends, stock splits, combinations and reclassifications of the Company’s capital stock. In accordance with ASC 815, “Derivatives and Hedging”, the warrants were classified as equity instruments.